                                               SECURITIES ACT FILE NO. 333-59745
                                INVESTMENT COMPANY ACT OF 1940 FILE NO. 811-8895

                 ING FIXED INCOME FUNDS AND MONEY MARKET FUNDS

                        SUPPLEMENT DATED MARCH 18, 2003
                   TO THE CLASSES A, B, C, M AND T PROSPECTUS
                            DATED SEPTEMBER 23, 2002

EFFECTIVE APRIL 1, 2003, THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED ON PAGES 20-23 OF THE ING FIXED INCOME FUNDS CLASSES A, B, C, M, AND T PROSPECTUS.

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------


[PENNY GRAPHIC]
       There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares; and operating expenses paid each year by the fund. The tables that follow show the fees and expenses for each of the Funds.

FEES YOU PAY DIRECTLY

                                                              CLASS A   CLASS B   CLASS C   CLASS M(1)   CLASS T(1)(2)
----------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)
 Income Funds (except Classic Money Market and Money Market
  Funds)                                                       4.75(3)   none      none        3.25(3)        none
 Classic Money Market and Money Market Funds                   none      none      none         N/A            N/A
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)
 Income Funds (including Classic Money Market and Money
  Market Funds)                                                none(4)   5.00(5)   1.00(6)     none           4.00(7)


(1) Not all Funds offer Classes M and T. Please see page 24.

(2) Class T shares are available only for certain exchanges or reinvestment of dividends. Please see page 24.

(3) Reduced for purchases of $50,000 and over. Please see page 25.

(4) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 25.

(5) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 25.

(6) Imposed upon redemption within 1 year from purchase.

(7) Imposed upon redemption within 4 years from purchase. The fee has scheduled reductions after the first year. Please see page 25.

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS A
                                                         DISTRIBUTION                    TOTAL          WAIVERS,
                                                         AND SERVICE                     FUND        REIMBURSEMENTS
                                           MANAGEMENT      (12B-1)        OTHER        OPERATING           AND             NET
FUND                                          FEE            FEES        EXPENSES      EXPENSES     RECOUPMENT(2)(3)     EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 GNMA Income                         %        0.51           0.25          0.46(4)       1.22                --            1.22
 High Yield Bond                     %        0.65           0.35          0.79(4)       1.79             -0.49            1.30
 High Yield Opportunity              %        0.60           0.35          0.51(4)(5)    1.46(5)          -0.16            1.30(5)
 Intermediate Bond                   %        0.50           0.35          0.51(4)       1.36             -0.21            1.15
 National Tax-Exempt Bond            %        0.50           0.35          0.67(4)       1.52             -0.37            1.15
 Strategic Bond                      %        0.45           0.35          0.62(4)       1.42             -0.27            1.15
 Classic Money Market                %        0.25           0.75          0.27          1.27             -0.50            0.77
 Money Market(6)                     %        0.35           0.25          0.42(4)       1.02                --            1.02

CLASS B
                                                        DISTRIBUTION                        TOTAL         WAIVERS,
                                                        AND SERVICE                         FUND       REIMBURSEMENTS
                                          MANAGEMENT      (12B-1)        OTHER            OPERATING         AND            NET
FUND                                         FEE            FEES        EXPENSES          EXPENSES     RECOUPMENT(2)     EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 GNMA Income                        %        0.51           1.00          0.47(4)           1.98              --           1.98
 High Yield Bond                    %        0.65           1.00          0.79(4)           2.44           -0.39           2.05
 High Yield Opportunity             %        0.60           1.00          0.51(4)(5)        2.11(5)        -0.16           1.95(5)
 Intermediate Bond                  %        0.50           1.00          0.51(4)           2.01           -0.11           1.90
 National Tax-Exempt Bond           %        0.50           1.00          0.66(4)           2.16           -0.26           1.90
 Strategic Bond                     %        0.45           0.75          0.63(4)           1.83           -0.28           1.55
 Classic Money Market               %        0.25           1.00          0.28              1.53           -0.12           1.41
 Money Market(6)                    %        0.35           1.00          0.42(4)           1.77              --           1.77

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS C
                                                      DISTRIBUTION                          TOTAL         WAIVERS,
                                                      AND SERVICE                           FUND       REIMBURSEMENTS
                                        MANAGEMENT      (12B-1)        OTHER              OPERATING         AND            NET
FUND                                       FEE            FEES        EXPENSES            EXPENSES     RECOUPMENT(2)     EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 GNMA Income                      %        0.51           1.00          0.48(4)             1.99              --           1.99
 High Yield Bond                  %        0.65           1.00          0.79(4)             2.44           -0.39           2.05
 High Yield Opportunity           %        0.60           1.00          0.51(4)(5)          2.11(5)        -0.16           1.95(5)
 Intermediate Bond                %        0.50           1.00          0.51(4)             2.01           -0.11           1.90
 National Tax-Exempt Bond         %        0.50           1.00          0.68(4)             2.18           -0.28           1.90
 Strategic Bond                   %        0.45           0.75          0.63(4)             1.83           -0.28           1.55
 Classic Money Market             %        0.25           1.00          0.28                1.53           -0.12           1.41
 Money Market(6)                  %        0.35           1.00          0.42(4)             1.77              --           1.77

CLASS M
                                                      DISTRIBUTION                          TOTAL         WAIVERS,
                                                      AND SERVICE                           FUND       REIMBURSEMENTS
                                        MANAGEMENT      (12B-1)        OTHER              OPERATING         AND            NET
FUND                                       FEE            FEES        EXPENSES            EXPENSES     RECOUPMENT(2)     EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 GNMA Income                      %        0.51           0.75          0.47(4)             1.73              --           1.73
 High Yield Opportunity           %        0.60           0.75          0.51(4)(5)(7)       1.86(5)        -0.16           1.70(5)

CLASS T
                                                      DISTRIBUTION                          TOTAL         WAIVERS,
                                                      AND SERVICE                           FUND       REIMBURSEMENTS
                                        MANAGEMENT      (12B-1)        OTHER              OPERATING         AND            NET
FUND                                       FEE            FEES        EXPENSES            EXPENSES     RECOUPMENT(2)     EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 GNMA Income                      %        0.51           0.65          0.45(4)             1.61              --           1.61
 High Yield Opportunity           %        0.60           0.65          0.50(4)(5)          1.75(5)        -0.15           1.60(5)

--------------------------------------------------------------------------------

(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimated expenses, unless otherwise noted, are based on each Fund's actual operating expenses for its most recently completed fiscal year.

(2) ING Investments, LLC (ING), the investment adviser to each Fund, has entered into written expense limitation agreements with each Fund which it advises, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING is shown under the heading "Waivers, Reimbursements and Recoupment." For each Fund, the expense limits will continue through at least March 31, 2004. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

(3) ING has agreed to waive 0.10% of the Distribution Fee for Class A shares of National Tax-Exempt Bond, Intermediate Bond, and Classic Money Market funds. The fee waivers will continue through at least August 31, 2003.

(4) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

(5) Excludes one-time merger fees of 0.07%, 0.07%, 0.07%, 0.07% and 0.06% for Classes A, B, C, M and T, respectively, incurred in connection with the merger of other investment companies into the High Yield Opportunity Fund.

(6) Effective May 21, 2001, ING Investments, LLC began managing the Money Market Fund directly. The expenses shown reflect contractual changes and estimates that commenced with the change in manager.

(7) Because Class M shares are new for High Yield Opportunity Fund, "Other Expenses" are estimated based on Class A expenses.

[PENNY GRAPHIC]


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS A

FUND                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------
 GNMA Income                                                    $     593          844       1,113       1,882
 High Yield Bond                                                $     601          966       1,355       2,442
 High Yield Opportunity                                         $     601          900       1,220       2,125
 Intermediate Bond                                              $     587          866       1,165       2,015
 National Tax-Exempt Bond                                       $     587          898       1,231       2,171
 Strategic Bond                                                 $     587          878       1,190       2,074
 Classic Money Market                                           $      79          353         649       1,490
 Money Market                                                   $     104          325         563       1,248

CLASS B

                                                     IF YOU SELL YOUR SHARES                  IF YOU DON'T SELL YOUR SHARES
                                             ----------------------------------------    ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 GNMA Income                              $   701         921      1,268      2,110       201        621       1,068      2,110
 High Yield Bond                          $   708       1,023      1,465      2,586       208        723       1,265      2,586
 High Yield Opportunity                   $   698         946      1,319      2,263       198        646       1,119      2,263
 Intermediate Bond                        $   693         920      1,273      2,161       193        620       1,073      2,161
 National Tax-Exempt Bond                 $   693         951      1,336      2,310       193        651       1,136      2,310
 Strategic Bond                           $   658         848      1,164      2,018       158        548         964      2,018
 Classic Money Market                     $   644         772      1,023      1,743       144        472         823      1,743
 Money Market                             $   680         857      1,159      1,886       180        557         959      1,886

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES

CLASS C

                                                     IF YOU SELL YOUR SHARES                  IF YOU DON'T SELL YOUR SHARES
                                             ----------------------------------------    ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 GNMA Income                              $   302        624       1,073      2,317       202        624       1,073      2,317
 High Yield Bond                          $   308        723       1,265      2,747       208        723       1,265      2,747
 High Yield Opportunity                   $   298        646       1,119      2,429       198        646       1,119      2,429
 Intermediate Bond                        $   293        620       1,073      2,329       193        620       1,073      2,329
 National Tax-Exempt Bond                 $   293        655       1,144      2,492       193        655       1,144      2,492
 Strategic Bond                           $   258        548         964      2,125       158        548         964      2,125
 Classic Money Market                     $   244        472         823      1,813       144        472         823      1,813
 Money Market                             $   280        557         959      2,084       180        557         959      2,084

CLASS M

                                                     IF YOU SELL YOUR SHARES
                                             ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 GNMA Income                              $   495        852       1,233      2,300
 High Yield Opportunity                   $   492        876       1,284      2,421

CLASS T

                                                     IF YOU SELL YOUR SHARES                  IF YOU DON'T SELL YOUR SHARES
                                             ----------------------------------------    ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 GNMA Income                              $   564        708        876       1,807       164        508        876       1,807
 High Yield Opportunity                   $   563        736        935       1,974       163        536        935       1,974

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE